Size of unconsolidated structured entities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Unconsolidated structured entities
Size of unconsolidated structured entities [Line Items]
Total assets	₩ 399,646,452	₩ 330,409,117
Assets-backed securitization
Size of unconsolidated structured entities [Line Items]
Total assets	196,108,655	175,953,075
Structured financing
Size of unconsolidated structured entities [Line Items]
Total assets	132,050,391	84,719,599
Investment funds
Size of unconsolidated structured entities [Line Items]
Total assets	₩ 71,487,406	₩ 69,736,443